Other Noncurrent Liabilities (Tables)	12 Months Ended
Sep. 30, 2012
Other Noncurrent Liabilities [Abstract]
Other noncurrent liabilities

	As of September 30,
	2012	2011
Accrued employees costs(1)	$180,563	$181,890
Noncurrent deferred revenue	30,988	80,560
Accrued pension liability(2)	21,373	14,926
Other	11,744	14,644

	$244,668	$292,020

(1)	Primarily severance pay liability in accordance with Israeli law. Please see Note 18 to the consolidated financial statements.
(2)	Primarily relates to funded status of non-contributory defined benefit plans. Please see Note 18 to the consolidated financial statements.